Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) - Schedule of the company’s RSUs activity - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of the company’s RSUs activity [Abstract]
Unvested at beginning of year		893,629	1,898,810
Granted		1,393,208	257,638
Vested	[1]	178,254	805,716
Forfeited		65,059	457,103
Unvested, at end of year		2,043,524	893,629

[1]	229,156 RSUs subject to deferral arrangements (“DSUs”) under the 2019 Restricted Share and Restricted Share Units Plan, that were vested as of Dec-31, 2020, and additional 43,356 DSUs that were vested in 2021 are not included in the count of shares, as according to that plan, upon their vesting they remain as a Share Unit and not converted into shares.